************************* FORM N-Px REPORT **************************
ICA File Number: 811-5875
Reporting Period: 07/01/2003 - 06/30/2004
THE CROWLEY PORTFOLIO GROUP, INC.

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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number : 811-5875

                       THE CROWLEY PORTFOLIO GROUP, INC.
               (Exact name of registrant as specified in charter)

                             3201-B Millcreek Road
                              Wilmington, DE 19808
              (Address of principal executive offices) (Zip code)

                       The Corporation Trust Incorporated
                            300 East Lombard Street
                           Baltimore, Maryland 21202
                    (Name and address of agent for service)

                                 (302) 994-4700
               Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: July 1, 2003 - June 30, 2004

ITEM 1:  PROXY VOTING RECORD

THE CROWLEY INCOME PORTFOLIO

The Crowley  Income  Portfolio  series of the registrant did not hold any voting securities during the reporting period and, therefore,  such series did not vote any proxies during the reporting period.

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

The Crowley  Diversified  Management  Portfolio series of the registrant did not hold any  securities in its portfolio for which an annual or special  meeting of shareholders  occurred during the reporting period and,  therefore,  such series did not vote any proxies during the reporting period.

                                   SIGNATURES

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the
registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

         THE CROWLEY PORTFOLIO GROUP, INC.

By:    /s/Robert A. Crowley
Name:  Robert A. Crowley
Title: President

Date:  August 26, 2004